Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Redemption of shares		11,500,000
Redemption price per share	$ 10.15
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Redeemable Class A Common Stock [Member]
Redeemable common stock, par value	$ 0.000001	$ 0.000001
Redeemable common stock, shares authorized	100,000,000	100,000,000
Redemption of shares	11,500,000	11,500,000
Redemption price per share	$ 10.28	$ 10.15
Common Class A [Member]
Redemption of shares	11,500,000	11,500,000
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	636,675	521,675
Common stock, shares outstanding	636,675	521,675
Common Class B [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000